Results for the year - Income taxes and deferred income taxes - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Analysis of income and expense [abstract]
Increase (decrease) in current tax expense (income) due to rate regulation	kr 171
Potential withholding tax amounts related to distribution of earnings	kr 343	kr 367